Geographic Information And Selected Statements Of Income Data (Summary Of Financial Income, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	$ 28,092	$ 14,428	$ 8,414
Financial income, net	39,023	30,164	32,058
Financial Income [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Interest income	68,351	53,567	41,346
Realized gain (loss) on sale of marketable securities	672	974
Foreign currency re-measurement gain and others	14		2,061
Total financial income	69,037	54,541	43,407
Financial Expense [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Realized gain (loss) on sale of marketable securities			1,896
Amortization of marketable securities premium and accretion of discount, net	28,092	14,428	8,414
Foreign currency re-measurement loss		2,808
Others	1,922	7,141	1,039
Total financial expense	$ 30,014	$ 24,377	$ 11,349